(LOGO)
                                                     e-HARMON
                                                     MUTUAL FUNDS

                                                     INTERNET FUND
                                                     ----------------------
                                                     Semi-Annual Report

                                                     June 30, 2000

E-HARMON INTERNET FUND

TABLE OF CONTENTS
-----------------------------------------------------------------------------

Letter to Shareholders......................................................1

Schedule of Investments.....................................................5

Statement of Assets and Liabilities.........................................8

Statement of Operations.....................................................9

Statement of Changes in Net Assets.........................................10

Financial Highlights.......................................................11

Notes to the Financial Statements..........................................12


E-HARMON semi-annual report

E-HARMON INTERNET FUND

LETTER TO SHAREHOLDERS
-----------------------------------------------------------------------------



                                                                   July 24, 2000
e-harmon Internet Fund Shareholders:

The first half of 2000 for Internet and technology investors was like a Clint Eastwood film festival. The year began with "High Plains Drifter," moved onto "Every Which Way But Loose," and ended up in "Hang 'Em High" with a dose of "The Good, The Bad and The Ugly."

The euphoria that started in early 1999 and continued through Q1:2000, we believe simply stretched valuations from reasonable to extreme. In Q2:2000, the "good," the "bad," and "ugly" rose simultaneously. As a result, the market ripened for a valuation-driven correction. The second quarter seemed like a wild roller coaster ride with significant downturns in the Nasdaq hitting technology particularly hard on April 14th and May 23rd.

The Nasdaq Composite Index reflected market sentiment more than fundamentals throughout 1999, in our opinion. Most market indices retreated in Q2:2000, including the first negative quarter for the Nasdaq since Q3:1998. We believe that the welcome return to fundamentals was the straw that broke the camel's back. At their nadir in April and May, many Internet and technology stocks were 60-90% off their 52-week highs. The e-harmon Internet Fund was fortunate to launch on May 16, which enabled the Fund to buy near the May 23 Nasdaq dip. For the period May 16, 2000 (inception of the Fund) through June 30, 2000, the Class A shares of the e-harmon Internet Fund outperformed the Nasdaq, the S&P 500R Index and the Russell 2000R Index (see chart on next page).

E-HARMON semi-annual report

E-HARMON INTERNET FUND

-----------------------------------------------------------------------------

          TOTAL RETURN FROM MAY 16, 2000 (INCEPTION OF INTERNET FUND)
                             THROUGH JUNE 30, 2000



       e-harmon             e-harmon
    Internet Fund         Internet Fund
(Class A Shares)<F1>  (Class A Shares)<F1>   Nasdaq
      Without                With           Composite  S&P 500/R  Russell 2000/R
    Sales Charge       Sales Charge<F2>     Index<F3>  Index<F3>     Index<F3>
-------------------- --------------------  ----------  ---------  -------------
       13.40%               6.88%            9.96%      0.29%        4.06%

On May 16th, when the Federal Reserve met to raise rates, the e-harmon Internet Fund initiated positions across seven Internet sectors of Access, Broadband, Business-to-Business, e-Commerce, Services, Software and Hardware. The market environment provided an opportunity for the Fund to take advantage of some compelling valuations. True to our strategy to buy and hold stocks that we feel are market leaders or potential market leaders, the Fund's core positions remained unchanged through the end of the quarter.

As of the date of this writing, our research team sees several powerful dynamics at work in the Internet sector:

  EMERGENCE OF OPTICAL NETWORKS - the development of innovative optical network equipment is a key driver in the broadband sector. We see potential opportunities for high-growth rates and widening long-term margins for providers in this space. A few companies of particular interest to us are JDS Uniphase, Corning, Nortel Networks, Juniper and PMC Sierra.

E-HARMON semi-annual report

E-HARMON INTERNET FUND

-----------------------------------------------------------------------------


  CONSOLIDATION IN B2B, E-COMMERCE SOFTWARE AND SERVICES - with buyers and sellers equally focused on value, we see consolidation in this sector. Our research is focused on two types of companies in this space: the "gorillas" who are capturing market share, revenue and competitive power, and the emerging leaders (King Kong tomorrow?) who pioneer attractive new markets. Companies that appeal to us include Mercury Interactive, Interwoven, Ariba and TIBCO.

  INCREASING IMPORTANCE OF THE NETWORK EFFECT - while much has been said of "Internet Time," it is true that the evolution of new products and markets - even industries - can be compressed from years to just months on the Internet. Companies that embrace the relentless speed and benefits of the Network Effect
  - the growing value and momentum of a network as new participants join - may evolve from emerging leaders to gorillas in the span of months or quarters. With the Internet entering its next stage of development we will continue to look for companies with the ability to capitalize on this powerful trend.

As market mood swings come and go throughout the rest of 2000, the investment team continues to focus on the major themes and what we consider the core underlying "glue" stocks of the Internet and its expanding universe. We look for companies that are truly "Internet centric," those that we believe can scale and become a core part of the foundation of the evolving Internet. With your e-harmon Internet Fund we put our investment ideas to work in identifying corporate Internet, business Internet, industrial Internet, utility Internet companies that, like glue holding together a puzzle, we believe cannot be easily removed from the foundation of today's and tomorrow's Internet.

Sincerely,

/s/Steve Harmon               /s/Lisa Cavallari
Steve Harmon                  Lisa Cavallari

Co-Portfolio Manager          Co-Portfolio Manager
e-harmon Internet Fund        e-harmon Internet Fund

E-HARMON semi-annual report

E-HARMON INTERNET FUND

-----------------------------------------------------------------------------

The Fund invests primarily in companies engaged in Internet related business activities and, as such, may involve significantly greater risks and experience greater volatility than a fund that does not concentrate in one industry.

References to specific securities and industries included in the foregoing are not a recommendation to buy or sell any securities. The securities were held by the Fund as of June 30, 2000, and may or may not be part of the Fund's portfolio as of the date of this report or in the future.

<F1>  Performance data quoted is not annualized, represents past performance and does not guarantee future results. The performance data reflect changes in principal value. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A fund's performance, especially for short time periods, should not be the sole factor in making your investment decision. The Fund's investment adviser is currently reimbursing certain Fund expenses. Absent such reimbursements, the performance cited would be reduced. The Fund charges a contingent redemption fee for shares held less than six months of 1.00%. If this charge were reflected, the performance would be reduced.

<F2>  Performance figure reflects the Fund's maximum sales charge imposed on purchases of Class A shares of 5.75%. The maximum sales charge imposed on the Fund's Class A shares may be waived in certain circumstances. See the prospectus for details.

<F3>  The S&P/R 500 Index is a registered trademark of Standard & Poor's and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies that includes the reinvestment of dividends. The Nasdaq Composite Index is an unmanaged, broad based index of over 5,000 stocks that consists of all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market. The Russell 2000R Index is calculated by the Frank Russell Company. It measures the performance of the 2,000 smallest companies in the Russell 3000 Index as ranked by total market capitalization and is a proxy for the small cap market. You cannot invest directly in an index.

      ---------------------------------------------------------------------
      On August 25, 2000, e-harmon Internet Fund changed its name to Zero Gravity Internet Fund. In addition, the Fund is now managed by an investment team. The members of the investment team are Steve Harmon, Lisa Cavallari, Randy Chin and Patrick Wong.
      ---------------------------------------------------------------------

E-HARMON semi-annual report

E-HARMON INTERNET FUND

SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------



                                        NUMBER OF
                                          SHARES              VALUE
                           -----------------------------------------

COMMON STOCKS - 84.91%
ACCESS - 5.72%
Exodus Communications, Inc.<F1>            1,800          $     82,913
Level 3 Communications, Inc.<F1>             500                44,000
Nextel Communication, Inc.<F1>             1,900               116,256
Phone.com, Inc.<F1>                        1,300                84,663
                                                           -----------
                                                               327,832
                                                           -----------


B2B - 6.90%
Ariba, Inc.<F1>                            2,100               205,898
Commerce One, Inc.<F1>                     2,000                90,750
i2 Technologies, Inc.<F1>                    950                99,052
                                                           -----------
                                                               395,700
                                                           -----------

BROADBAND - 28.43%
CIENA Corp.<F1>                              600               100,013
Corning, Inc.                                800               215,900
Extreme Networks, Inc.<F1>                 1,350               142,425
Foundry Networks, Inc.<F1>                 1,700               187,000
JDS Uniphase Corp.<F1>                     1,350               161,831
Juniper Networks, Inc.<F1>                 1,300               189,231
Nortel Networks Corp.                      2,600               177,450
Redback Networks, Inc.<F1>                   400                71,200
SDL, Inc.<F1>                                750               213,891
Sycamore Networks, Inc.<F1>                1,550               171,081
                                                           -----------
                                                             1,630,022
                                                           -----------


E-COMMERCE - 4.00%
eBay, Inc.<F1>                             1,200                65,175
FreeMarkets, Inc.<F1>                      1,500                71,156
Yahoo!, Inc.<F1>                             750                92,906
                                                           -----------
                                                               229,237
                                                           -----------

<F1> Non-income producing

E-HARMON semi-annual report

E-HARMON INTERNET FUND

June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------



                                        NUMBER OF
                                          SHARES              VALUE
                                   -----------------------------------
HARDWARE - 14.51%
Altera Corp.<F1>                             600          $     61,162
Broadcom Corp.<F1>                           900               197,044
Conexant Systems, Inc.<F1>                 1,100                53,487
Intel Corp.                                  750               100,266
MMC Networks, Inc.<F1>                     1,100                58,781
PMC-Sierra, Inc.<F1>                         800               142,150
Sun Microsystems, Inc.<F1>                 1,200               109,125
Vitesse Semiconductor Corp.<F1>            1,500               110,344
                                                           -----------
                                                               832,359
                                                           -----------

SERVICES - 4.64%
AppNet, Inc.<F1>                             900                32,400
CMGI, Inc.<F1>                             1,700                77,881
Scient Corp.<F1>                           1,650                72,806
Viant Corp.<F1>                            2,800                82,950
                                                           -----------
                                                               266,037
                                                           -----------

SOFTWARE - 20.71%
BroadVision, Inc.<F1>                      2,900               147,356
Business Objects S.A.<F1>                  1,000                88,125
E.piphany, Inc.<F1>                          600                64,313
Engage Technologies, Inc.<F1>              2,600                33,638
Interwoven, Inc.<F1>                       1,300               142,980
Kana Communications, Inc.<F1>              1,850               114,469
Mercury Interactive Corp.<F1>              1,750               169,313
Oracle Corp.<F1>                           1,000                84,062
TIBCO Software, Inc.<F1>                   1,600               171,575
Vignette Corp.<F1>                         3,300               171,651
                                                           -----------
                                                             1,187,482
                                                           -----------

TOTAL COMMON STOCKS
(COST $4,179,264)                                            4,868,669
                                                           -----------

<F1> Non-income producing

E-HARMON semi-annual report

E-HARMON INTERNET FUND

June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------


                                        NUMBER OF
                                          SHARES              VALUE
                                  ------------------------------------
UNIT INVESTMENT TRUST- 2.44%
Nasdaq - 100 Trust                         1,500           $   139,781
                                                           -----------

TOTAL UNIT INVESTMENT TRUST
(COST $138,356)                                                139,781
                                                           -----------

                                         PRINCIPAL
                                          AMOUNT
                                  ------------------------------------
SHORT-TERM INVESTMENTS - 19.74%
UMB Bank, n.a. Money Market Fiduciary    $1,131,757          1,131,757
                                                           -----------

TOTAL SHORT-TERM INVESTMENTS
(COST $1,131,757)                                            1,131,757
                                                           -----------

TOTAL INVESTMENTS - 107.09%
(COST $5,449,377)                                            6,140,207

                                       NUMBER OF
                                       CONTRACTS
                                  ------------------------------------
CALL OPTIONS WRITTEN - (0.24)%
CIENA Corp. expires 7/21/00
exercise price $150                            6              (13,275)

Liabilities less Other Assets - (6.85)%                      (393,008)
                                                           -----------

NET ASSETS - 100.00%                                        $5,733,924
                                                            ==========
E-HARMON semi-annual report

E-HARMON INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------



ASSETS:
Investments, at value (cost $5,449,377)                     $6,140,207
Receivable from Adviser                                         23,661
Interest and dividends receivable                                5,855
Cash                                                             2,000
                                                           -----------

Total Assets                                                 6,171,723
                                                           -----------

LIABILITIES:
Payable for investments purchased                              389,000
Written options, at value
 (premium received of $11,457)                                  13,275
Accrued distribution fee                                         1,483
Other accrued expenses and liabilities                          34,041
                                                           -----------

Total Liabilities                                              437,799
                                                           -----------

NET ASSETS                                                  $5,733,924
                                                           ===========

NET ASSETS CONSIST OF:
Paid-in-capital                                             $5,044,912
Net unrealized appreciation on investments                     689,012
                                                           -----------

NET ASSETS                                                  $5,733,924
                                                            ==========

NET ASSET VALUE PER SHARE
  ($5,733,924 DIVIDED BY 505,738 SHARES OUTSTANDING)            $11.34
                                                                ======

MAXIMUM OFFERING PRICE PER SHARE
  (NET ASSET VALUE, PLUS 6.08% OF NET
   ASSET VALUE OR 5.75% OF OFFERING PRICE)                      $12.03
                                                                ======
See Notes to the Financial Statements.

E-HARMON semi-annual report

E-HARMON INTERNET FUND

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2000<F1> (Unaudited)
-----------------------------------------------------------------------------


INVESTMENT INCOME:
Interest                                                     $  10,311
Dividends (net of withholding tax $7)                              110
                                                           -----------
                                                                10,421
                                                           -----------
EXPENSES:
Fund accounting and administration fees                          8,822
Investment advisory fees                                         7,414
Trustees' fees and expenses                                      6,049
Professional fees                                                5,671
Transfer agent fees and expenses                                 5,042
Printing and postage expense                                     2,520
Federal and state registration fees                              1,840
Distribution fees                                                1,483
Custody fees                                                       920
Miscellaneous                                                    3,177
                                                           -----------

Total expenses before waiver and reimbursement                  42,938
Waiver and reimbursement of expenses by Adviser               (31,075)
                                                           -----------

Net expenses                                                    11,863
                                                           -----------
Net Investment Loss                                            (1,442)
                                                           -----------

REALIZED AND UNREALIZED GAINS:
Net unrealized appreciation
  on investments                                               689,012
                                                           -----------

Net realized and unrealized gains on investments               689,012
                                                           -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                     $687,570
                                                           ===========

<F1> Commenced operations on May 16, 2000.

See Notes to the Financial Statements.

E-HARMON semi-annual report

E-HARMON INTERNET FUND

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended June 30, 2000<F1> (Unaudited)
-----------------------------------------------------------------------------

OPERATIONS:
Net investment loss                                     $      (1,442)
Net unrealized appreciation on investments                     689,012
                                                           -----------
Net increase in net assets resulting from operations           687,570
                                                           -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                                    5,066,876
Cost of shares redeemed                                      (120,522)
                                                           -----------
Net increase from capital transactions                       4,946,354
                                                           -----------

TOTAL INCREASE IN NET ASSETS                                 5,633,924

NET ASSETS:
Beginning of period                                            100,000
                                                           -----------

END OF PERIOD                                               $5,733,924
                                                           ===========

<F1> Commenced operations on May 16, 2000.

See Notes to the Financial Statements.

E-HARMON semi-annual report

E-HARMON INTERNET FUND

FINANCIAL HIGHLIGHTS
For the Period Ended June 30, 2000<F1> (Unaudited)
-----------------------------------------------------------------------------


                                                                CLASS A
                                                                SHARES
                                                                -------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss<F2>                                         (0.00)
Net realized and unrealized gain
  on investments                                                  1.34
                                                                  ----

Total from investment operations                                  1.34
                                                                  ----

NET ASSET VALUE, END OF PERIOD                                  $11.34
                                                                ======

TOTAL RETURN<F3>                                                13.40%

SUPPLEMENTAL DATA AND RATIOS
Net Assets, end of period (in 000s)                             $5,734
Ratio of expenses to average net assets<F4><F5>                  2.00%
Ratio of net investment income to average net assets<F4><F5>   (0.25)%
Portfolio turnover rate                                             0%

<F1> Commenced operations on May 16, 2000.
<F2> Includes net investment loss of $(0.003).
<F3> Does not reflect sales charge or redemption fee and is not annualized.
<F4> Annualized.
<F5> Net of waiver and reimbursement of expenses by Adviser. Without waiver and reimbursement of expenses, the ratio of expenses to average net assets would have been 7.27%, and the ratio of net investment income to average net assets would have been (5.52)% for the period ended June 30, 2000.

See Notes to the Financial Statements.

E-HARMON semi-annual report

E-HARMON INTERNET FUND

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)
---------------------------------------------------------------------------


NOTE 1 - ORGANIZATION AND REGISTRATION

e-harmon Funds (the "Trust") was established on December 22, 1999 as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently consists of two series: e-harmon Internet Fund and e-harmon Net30 Index Fund. The e-harmon Internet Fund (the "Fund"), included in this report, is a separate, non-diversified investment portfolio of the Trust. The Fund commenced operations on May 16, 2000. As of June 30, 2000, e-harmon Net30 Index Fund had not yet commenced operations.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

A. USE OF ESTIMATES
-------------------------------------------------------------------------------
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

B. ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES
-------------------------------------------------------------------------------
     Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Adviser, and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery (see
     Note 3). Prepaid initial registration expenses are deferred and amortized over the period of benefit (not to exceed twelve months).

E-HARMON semi-annual report

E-HARMON INTERNET FUND

June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


C. INVESTMENT VALUATION
-------------------------------------------------------------------------------
     Securities (other than short-term instruments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Securities for which there were no transactions on a given day or securities not listed on a national securities exchange generally are valued at the average of the closing bid and asked quotations. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Zero Gravity Capital Management LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees. (Effective July 18, 2000, e-harmon Capital Management changed its name to Zero Gravity Capital Management LLC.)

D. FEDERAL INCOME TAXES
-------------------------------------------------------------------------------
     The Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

E. DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
     Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

E-HARMON semi-annual report

E-HARMON INTERNET FUND

June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------


F. OPTIONS
-------------------------------------------------------------------------------
     The Fund may write put or call options. Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
-------------------------------------------------------------------------------
     Investment security transactions are recorded on a trade date basis. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

NOTE 3 - AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. As compensation for its services, the Adviser will receive an investment advisory fee at an annual rate of 1.25% of the average daily net assets of the Fund, which is accrued daily and paid monthly. The Adviser has also agreed to voluntarily pay Fund expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed 2.00% of average daily net assets of the Fund's Class A shares until May 16, 2001. The Adviser is entitled to recoup amounts waived or reimbursed for a period of up to three years from the date such amounts were reimbursed or waived, to the extent that actual fees and expenses for a period are less than the expense limitation. The officers and the "interested" trustees of the Trust are also officers and directors of the Adviser.

E-HARMON semi-annual report

E-HARMON INTERNET FUND

June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------

The Trust has entered into an administration and fund accounting agreement and transfer agent agreement with Sunstone Financial Group, Inc. (the "Administrator" or the "Transfer Agent"). The Administration and Fund Accounting Agreement provides for an annual fee of 0.15%, which decreases as the assets of the Fund reach certain levels, subject to a minimum annual fee of $70,000, plus out-of-pocket expenses. The Transfer Agent Agreement provides for an annual fee per shareholder account, with an annual base fee of $18,000. The Transfer Agent is also paid certain fees related to set-up costs, processing and out-of-pocket expenses.

The Trust has entered into a distribution agreement with Sunstone Distribution Services, LLC (the "Distributor"). Under the Distribution Agreement, the Distributor shall offer shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan for the Class A shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets for Class A shares.

NOTE 5 - SHARES OF BENEFICIAL INTERESTS

The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust with a par value of $0.01 per share. The Fund has three separate classes: Class A, Class B, and Class C. Each class of shares has a different combination of sales charges, fees and eligibility requirements. As of June 30, 2000, Class A shares are the only class of shares outstanding.

Transactions in shares of the Fund for the period ended June 30, 2000 were as follows:
Shares sold                                   507,402
Shares redeemed                               (11,664)
                                             ---------
Net Increase                                  495,738
                                              ========
E-HARMON semi-annual report

E-HARMON INTERNET FUND

June 30, 2000 (Unaudited)
-----------------------------------------------------------------------------

NOTE 6 - INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended June 30, 2000 were as follows:

Purchases                                    $4,317,620
Sales                                            -

There were no purchases or sales of long-term U.S. government securities. No options were closed, expired or exercised during the period ended June 30, 2000.

NOTE 7 - INCOME TAXES

At June 30, 2000, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $5,437,920, were as follows:

Appreciation                                  $834,550
Depreciation                                 (145,538)
                                             ---------
Net appreciation on investments               $689,012
                                              ========

E-HARMON semi-annual report

For information or shareholder questions contact:

MAILING ADDRESS:
---------------------------------------------

e-harmon Funds
P.O. Box 1631
Milwaukee, WI  53201-1631

OVERNIGHT DELIVERY ADDRESS:
---------------------------------------------

Current Overnight Mailing Address:

e-harmon Funds
207 E. Buffalo Street, Suite 315
Milwaukee, WI 53202-5712

Effective October 1, 2000, overnight deliveries must be sent to:

e-harmon Funds
803 W. Michigan Street, Suite A
Milwaukee, WI 53233-2301

WIRING INFORMATION:
---------------------------------------------

Call 1-800-392-6563 for Investor Account Number
Wiring Instruction

NEW ACCOUNT APPLICATION:
---------------------------------------------

Visit www.e-harmon.com
Call 1-800-392-6563

INVESTOR SERVICES:
---------------------------------------------

e-mail e-harmon@4sunstone.com
Call 1-800-392-6563

TELEPHONE TRANSACTIONS:
---------------------------------------------

If you have previously authorized the telephone privilege, you can call 1-800-392-6563 to make share transactions.

VISIT E-HARMON.COM, INC.'S WEB SITE AT:
---------------------------------------------

http://www.e-harmon.com

You may elect to receive statements, confirmations and/or regulatory mailings electronically in lieu of paper copies by electing this feature on the Web site.

Additional information about the Fund can be found in the following documents, available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
---------------------------------------------

Incorporated by reference into this Prospectus

ANNUAL REPORT AND SEMI-ANNUAL REPORT
---------------------------------------------

Contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year

These financial statements are submitted for the general information of the shareholders of the e-harmon Internet Fund. They are not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus.

CUSIP NUMBERS:
---------------------------------------------

e-harmon Internet Fund
Class A 26852R104

DISTRIBUTOR:
---------------------------------------------

Sunstone Distribution Services, LLC

                                       (LOGO)
                                      E-HARMON
                                    MUTUAL FUNDS

EH-410-0800